Note 13 - Convertible Notes Payable - 10Q (Details) - Convertible Notes Payable (USD $)	Sep. 30, 2012	Sep. 30, 2011
Note 13 - Convertible Notes Payable - 10Q (Details) - Convertible Notes Payable [Line Items]
Convertible Notes Payable	$ 6,800,000	$ 5,753,000
Total	6,800,000
Six Percent [Member]
Note 13 - Convertible Notes Payable - 10Q (Details) - Convertible Notes Payable [Line Items]
Convertible Notes Payable	5,000,000
Ten Percent [Member]
Note 13 - Convertible Notes Payable - 10Q (Details) - Convertible Notes Payable [Line Items]
Convertible Notes Payable	$ 1,800,000	$ 6,000,000